4. PROPERTY AND EQUIPMENT - Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Buildings	$ 199,002	$ 452,002
Accumulation depreciation	9,028	19,663
Property, plant and equipment - net	189,974	432,339
Building [Member]
Buildings	$ 199,002	$ 452,002